Share Capital	12 Months Ended
Dec. 31, 2017
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Share Capital

Note 12—Share Capital

The share capital of Ascendis Pharma A/S consists of 36,984,292 shares at a nominal value of DKK 1, all in the same share class.

The number of shares of the Company are as follows:

	2017	2016	2015	2014	2013
Changes in share capital
Beginning of year	32,421,121	25,128,242	16,935,780	10,801,948	10,801,948
Increase through cash contribution	4,563,171	7,292,879	8,192,462	6,133,832	—

End of year	36,984,292	32,421,121	25,128,242	16,935,780	10,801,948